UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                 811-6172

Dreyfus Municipal Cash Management Plus (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	4/30/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus

April 30, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--102.1%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--1.7%
Birmingham Public Educational
Building Authority, Student
Housing Revenue (CHF - UAB II,
L.L.C. - The University of
Alabama at Birmingham Project)
(LOC; Regions Bank)		0.93	5/7/09	11,775,000 a	11,775,000
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)		0.67	5/7/09	2,200,000 a	2,200,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		0.73	5/7/09	20,750,000 a,b	20,750,000

Arizona--2.2%
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)		0.60	5/7/09	9,700,000 a	9,700,000
JPMorgan Chase Putters and Drivers
Trust (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue) (Liquidity Facility;
JPMorgan Chase Bank)		0.56	5/7/09	8,500,000 a,b	8,500,000
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Liquidity Facility;
FNMA and LOC; FNMA)		0.83	5/7/09	1,010,000 a	1,010,000
Maricopa County Industrial

Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.68	5/7/09	7,600,000 a	7,600,000
Pima County,
Street and Highway Revenue	4.13	7/1/09	4,200,000	4,219,976
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	0.45	5/5/09	10,900,000	10,900,000
University of Arizona Board of
Regents, System Revenue,
Refunding	6.00	6/1/09	1,000,000	1,004,650

Arkansas--.3%
Morgan Keegan Municipal Products
Inc. (Arkansas Development
Finance Authority, SFMR
(Warehouse Program))
(Liquidity Facility; Lloyds
TSB Bank PLC and LOC; Lloyds
TSB Bank PLC)	0.83	5/7/09	185,000 a,b	185,000
Pulaski County Public Facilities
Board, MFHR, Refunding
(Markham Oaks and Indian Hills
Apartments Projects) (LOC;
Regions Bank)	1.08	5/7/09	6,400,000 a	6,400,000

California--.8%
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.79	5/7/09	15,995,000 a,b	15,995,000

Colorado--1.4%
Colorado Educational and Cultural
Facilities Authority, Revenue

(Saint John Evangelical
Lutheran School Project) (LOC;
Fifth Third Bank)	2.80	5/1/09	11,815,000 a	11,815,000
Colorado Housing and Finance
Authority, EDR (Monaco LLC
Project) (LOC; JPMorgan Chase
Bank)	0.90	5/7/09	2,940,000 a	2,940,000
Colorado Housing and Finance
Authority, EDR (Popiel
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.85	5/7/09	3,100,000 a	3,100,000
Colorado Housing and Finance
Authority, EDR (Wanco Inc.
Project) (LOC; U.S. Bank NA)	0.90	5/7/09	2,835,000 a	2,835,000
Erie,
COP (Lease Purchase Agreement)
(LOC; Key Bank)	1.50	5/7/09	4,165,000 a	4,165,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)	0.57	5/7/09	2,950,000 a	2,950,000

District of Columbia--5.0%
District of Columbia,
CP (National Academy of
Sciences) (LOC; Bank of
America)	0.60	5/4/09	13,200,000	13,200,000
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.50	5/7/09	6,765,000 a	6,765,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.50	5/7/09	25,000,000 a	25,000,000
Metropolitan Washington DC Airport
Authority, CP (LOC; Bank of
America)	0.60	5/8/09	20,000,000	20,000,000
Metropolitan Washington DC Airport
Authority, CP (LOC; Bank of
America)	0.70	5/12/09	15,000,000	15,000,000
Washington DC Metropolitan Area
Transit Authority, CP (LOC;

Wachovia Bank)	0.60	5/12/09	20,000,000	20,000,000

Florida--9.5%
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.80	5/7/09	13,230,000 a	13,230,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	25,000,000	25,020,528
Escambia County Health Facilities
Authority, Healthcare
Facilities Revenue, Refunding
(Azalea Trace, Inc. Obligated
Group) (LOC; Bank of America)	0.76	5/1/09	4,500,000 a	4,500,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.55	5/8/09	13,474,000	13,474,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.50	6/8/09	13,875,000	13,875,000
Greater Orlando Aviation
Authority, Airport Facility
Revenue (FlightSafety
International Inc. Project)
(LOC; Berkshire Hathaway
Assurance Corporation)	1.75	5/7/09	6,700,000 a	6,700,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (LOC;
SunTrust Bank)	1.50	5/7/09	30,000,000 a,c	30,000,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (LOC;
SunTrust Bank)	2.50	5/7/09	11,500,000 a	11,500,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.65	5/6/09	9,700,000	9,700,000
Kissimmee Utility Authority,

CP (Liquidity Facility;
JPMorgan Chase Bank)	0.55	6/12/09	22,000,000	22,000,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.50	7/7/09	11,500,000	11,500,000
Miami-Dade County Industrial
Development Authority, IDR
(Fine Art Lamps Project) (LOC;
SunTrust Bank)	1.75	5/7/09	4,400,000 a	4,400,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	0.95	5/1/09	5,000,000 a	5,000,000
Sunshine State Governmental
Financing Commission, Revenue
(LOC; Dexia Credit Locale)	1.55	5/7/09	18,000,000 a	18,000,000

Georgia--5.2%
Athens-Clarke County Residential
Care Facilities for the
Elderly Authority, Revenue,
Refunding (Wesley Woods of
Athens, Inc. Project) (LOC;
SunTrust Bank)	1.55	5/7/09	950,000 a	950,000
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project) (LOC; SunTrust
Bank)	1.50	5/7/09	34,750,000 a,c	34,750,000
Georgia,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.62	5/7/09	26,100,000 a	26,100,000
Gwinnett County Development
Authority, IDR (Suzanna's
Kitchen, Inc. Project) (LOC;
Wachovia Bank)	0.77	5/7/09	5,200,000 a	5,200,000
Gwinnett County Development
Authority, Revenue (Goodwill
of North Georgia, Inc.
Project) (LOC; SunTrust Bank)	0.70	5/7/09	5,000,000 a	5,000,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,

CP (Liquidity Facility; Dexia
Credit Locale)	2.00	5/5/09	20,000,000	20,000,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.72	5/7/09	11,595,000 a,b	11,595,000

Hawaii--1.0%
Hawaii Housing Finance and
Development Corporation, MFHR
(Kukui Gardens) (Liquidity
Facility; Citigroup and LOC;
Citigroup)	1.38	5/7/09	20,000,000 a,b	20,000,000

Idaho--.1%
Idaho Health Facilities Authority,
Revenue (Saint Luke's Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	0.90	5/1/09	2,400,000 a	2,400,000

Illinois--4.8%
Illinios Finance Authority,
Revenue (OSF Healthcare
System) (LOC; National City
Bank)	0.40	5/7/09	7,100,000 a	7,100,000
Illinois Finance Authority,
IDR (Fitzpatrick Brothers,
Inc. Project) (Liquidity
Facility; Northern Trust
Company)	0.54	5/7/09	5,000,000 a	5,000,000
Illinois Finance Authority,
Revenue (Fenwick High School,
Inc. Project) (LOC; JPMorgan
Chase Bank)	0.48	5/7/09	7,835,000 a	7,835,000
Illinois Finance Authority,
Revenue (IIT Research
Institute) (LOC; Fifth Third
Bank)	2.30	5/7/09	1,720,000 a	1,720,000

Illinois Health Facilities
Authority, Revenue (Helping
Hand Rehabilitation Center)
(LOC; Fifth Third Bank)	3.90	5/7/09	4,370,000 a	4,370,000
Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Liquidity Facility;
Dexia Credit Locale)	1.95	5/7/09	30,000,000 a	30,000,000
Lombard,
Revenue (Elmhurst Memorial
Healthcare Project) (LOC;
Fifth Third Bank)	2.30	5/7/09	6,482,000 a	6,482,000
Oak Forest,
Revenue (Homewood Pool - South
Suburban Mayors and Managers
Association Program) (LOC;
Fifth Third Bank)	2.30	5/7/09	25,650,000 a	25,650,000
Upper Illinois River Valley
Development Authority, SWDR
(Exolon-ESK Company Project)
(LOC; Bank of America)	0.75	5/7/09	8,405,000 a	8,405,000

Indiana--2.6%
Elkhart County,
EDR (Four Seasons
Manufacturing Project) (LOC;
National City Bank)	0.83	5/7/09	3,495,000 a	3,495,000
Fort Wayne,
EDR (Park Center Project)
(LOC; National City Bank)	0.63	5/7/09	2,410,000 a	2,410,000
Indiana Finance Authority,
EDR (Beford Machine and Tool,
Inc., Metal Technologies, Inc.
and Beford Recycling, Inc.
Project) (LOC; Fifth Third
Bank)	2.95	5/7/09	6,384,250 a	6,384,250
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; National City Bank)	0.83	5/7/09	3,530,000 a	3,530,000
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy

Indiana, Inc. Project) (LOC;
Bank of America)	0.58	5/7/09	3,300,000 a	3,300,000
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy
Indiana, Inc. Project) (LOC;
Bank of America)	0.65	5/7/09	6,000,000 a	6,000,000
Indiana Finance Authority,
Revenue (Marion General
Hospital Project) (LOC;
Regions Bank)	1.40	5/7/09	6,000,000 a	6,000,000
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.00	5/1/09	14,000,000 a	14,000,000
Saint Joseph County,
EDR (Logan Community
Resources, Inc. Project) (LOC;
Fifth Third Bank)	2.30	5/7/09	5,970,000 a	5,970,000

Kansas--1.2%
Junction City,
GO Temporary Notes	4.50	6/1/09	10,000,000	10,006,175
Kansas Development Finance
Authority, MFHR (Tree House
Apartments) (LOC; Bank of
America)	0.72	5/7/09	10,000,000 a	10,000,000
Mission,
MFHR, Refunding (The Falls
Apartments Project) (LOC; FNMA)	0.61	5/7/09	3,350,000 a	3,350,000

Kentucky--3.0%
Kentucky Asset/Liability
Commission, General Fund TRAN	3.00	6/25/09	13,000,000	13,023,482
Kentucky Economic Development
Finance Authority, Hospital
Facilities Revenue (The
Harrison Memorial Hospital,
Inc. Project) (LOC; Fifth
Third Bank)	3.90	5/7/09	8,000,000 a	8,000,000
Kentucky Economic Development
Finance Authority, HR (Baptist

Healthcare System Obligated
Group) (LOC; Branch Banking
and Trust Co.)	0.43	5/7/09	7,660,000 a	7,660,000
Kentucky Economic Development
Finance Authority, HR (Baptist
Healthcare System Obligated
Group) (LOC; Branch Banking
and Trust Co.)	0.46	5/7/09	9,000,000 a	9,000,000
Kentucky Economic Development
Finance Authority, Industrial
Building Revenue (Republic
Services, Inc. Project) (LOC;
Bank One)	0.63	5/7/09	6,100,000 a	6,100,000
Lexington-Fayette Urban County
Government, Educational
Building Revenue, Refunding
(The Lexington Christian
Academy, Inc. Project) (LOC;
Fifth Third Bank)	3.90	5/7/09	3,230,000 a	3,230,000
Warren County,
HR, Refunding (Bowling
Green-Warren County Community
Hospital Corporation Project)
(Insured; Assured Guaranty and
Liquidity Facility; Branch
Banking and Trust Co.)	0.63	5/7/09	8,450,000 a	8,450,000
Williamstown,
Kentucky League of Cities
Funding Trust Lease Program
Revenue (LOC; U.S. Bank NA)	0.52	5/7/09	5,000,000 a	5,000,000

Louisiana--3.3%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue
(Northwestern State University
Student Housing Project) (LOC;
Regions Bank)	1.23	5/7/09	14,000,000 a	14,000,000
Louisiana Public Facilities
Authority, HR, Refunding
(Franciscan Missionaries of
Our Lady Health System

Project) (LOC; Regions Bank)	1.00	5/1/09	5,000,000 a	5,000,000
Louisiana Public Facilities
Authority, Revenue (GCGK
Investments LLC Project) (LOC;
Amsouth Bank)	1.03	5/7/09	10,060,000 a	10,060,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; Regions Bank)	0.93	5/7/09	37,200,000 a	37,200,000

Maine--.6%
Maine Finance Authority,
Revenue (Waynflete School
Issue) (LOC; JPMorgan Chase
Bank)	0.52	5/7/09	11,090,000 a	11,090,000

Maryland--1.1%
Anne Arundel County,
EDR (Atlas Container
Corporation Project) (LOC; M&T
Bank)	0.69	5/7/09	6,875,000 a	6,875,000
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Bank)	0.60	5/7/09	6,345,000 a	6,345,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Bank)	0.57	5/7/09	2,800,000 a	2,800,000
Maryland Economic Development
Corporation, Revenue,
Refunding (United Cerebral
Palsy Project) (LOC; M&T Bank)	0.69	5/7/09	1,859,500 a	1,859,500
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Charles
County Nursing Center)
(Liquidity Facility; M&T Bank)	0.62	5/7/09	3,840,000 a	3,840,000

Massachusetts--2.5%
Macon Trust Various Certificates
(Massachusetts Health and
Educational Facilities
Authority - Harvard Vanguard

Medical Associates Issue)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.73	5/7/09	10,500,000 a,b	10,500,000
Manchester Essex Regional School
District, GO Notes, BAN	1.00	10/30/09	3,500,000	3,508,645
Massachusetts Development Finance
Agency, Multifamily Revenue
(Kennedy Lofts Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.74	5/7/09	4,000,000 a,b	4,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	0.52	5/7/09	14,700,000 a	14,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	5/28/09	17,600,000	17,600,000

Michigan--5.3%
Kent Hospital Finance Authority,
LOR (Pine Rest Christian
Mental Health Services
Project) (LOC; Fifth Third
Bank)	2.30	5/7/09	6,030,000 a	6,030,000
Michigan Hospital Finance
Authority, HR (Chelsea
Community Hospital) (LOC;
Fifth Third Bank)	3.90	5/7/09	3,620,000 a	3,620,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.60	5/7/09	6,500,000 a	6,500,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Standard Federal Bank)	0.59	5/7/09	5,550,000 a	5,550,000
Michigan Hospital Finance
Authority, Revenue, CP

(Trinity Health System)	0.65	5/18/09	15,000,000	15,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.50	7/8/09	21,470,000	21,470,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.57	5/7/09	6,500,000 a	6,500,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.57	5/7/09	25,000,000 a	25,000,000
Michigan Strategic Fund,
LOR (HME, Inc. Project) (LOC;
Fifth Third Bank)	4.30	5/7/09	1,660,000 a	1,660,000
Michigan Strategic Fund,
LOR, Refunding (Goodwill
Industries of Greater Grand
Rapids, Inc. Project) (LOC;
Fifth Third Bank)	3.90	5/7/09	7,615,000 a	7,615,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	1.00	5/7/09	2,800,000 a	2,800,000
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	0.87	5/7/09	4,520,000 a	4,520,000

Minnesota--.9%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
FHLB)	0.58	5/7/09	7,000,000 a	7,000,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	2.75	6/1/09	11,250,000	11,260,956

Mississippi--1.9%
Mississippi Business Finance

Corporation, Revenue
(Renaissance at Colony Park,
LLC Project) (LOC; Regions
Bank)	0.93	5/7/09	38,610,000 a	38,610,000

Missouri--1.5%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	0.48	5/26/09	23,000,000	23,000,000
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	0.48	5/26/09	6,301,000	6,301,000

Nebraska--1.1%
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2) (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility;
Citibank NA)	0.88	5/7/09	21,910,000 a,b	21,910,000

Nevada--.3%
Director of Nevada Department of
Business and Industry, Revenue
(Nevada Cancer Institute
Project) (LOC; Bank of America)	0.50	5/7/09	5,450,000 a	5,450,000

New Hampshire--.7%
New Hampshire Health and Education
Facilities Authority, Revenue
(Kimball Union Academy) (LOC;
RBS Citizens NA)	4.00	5/7/09	5,000,000 a	5,000,000
New Hampshire Higher Educational
and Health Facilities
Authority, Revenue (Hunt
Community Issue) (LOC; Bank of
America)	0.50	5/7/09	8,580,000 a	8,580,000

New Jersey--3.7%
New Jersey Economic Development
Authority, School Facilities

Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	1.25	5/7/09	21,545,000 a	21,545,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	1.75	5/7/09	52,275,000 a	52,275,000

New York--1.3%
New York City Housing Development
Corporation, MFMR (Beekman
Tower) (LOC; RBS Citizens NA)	3.00	5/7/09	15,000,000 a	15,000,000
New York State Dormitory
Authority, Revenue, CP
(Cornell University)	0.50	5/7/09	10,000,000	10,000,000

North Carolina--5.2%
Charlotte,
COP, CP (Cultural Arts
Facility)	0.52	5/6/09	49,483,000	49,483,000
North Carolina Education
Assistance Authority, Student
Loan Revenue, Refunding (LOC;
Royal Bank of Canada)	0.59	5/7/09	20,000,000 a	20,000,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (WakeMed)
(LOC; Wachovia Bank)	0.47	5/7/09	9,300,000 a	9,300,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue, Refunding
(University Health Systems of
Eastern Carolina) (LOC; Branch
Banking and Trust Co.)	0.47	5/7/09	5,200,000 a	5,200,000
Raleigh-Durham Airport Authority,
Airport Revenue, Refunding
(LOC; Wachovia Bank)	0.57	5/7/09	19,600,000 a	19,600,000

Ohio--4.9%
Akron, Bath and Copley Joint
Township Hospital District,
Health Care Facilities Revenue

(Sumner on Ridgewood Project)
(LOC; KBC Bank)	0.65	5/7/09	5,055,000 a	5,055,000
Columbus Regional Airport
Authority, Revenue, CP (LOC;
Calyon NA)	0.50	5/19/09	10,500,000	10,500,000
Columbus Regional Airport
Authority, Revenue, CP (LOC;
Calyon NA)	0.75	6/9/09	8,500,000	8,500,000
Hamilton County,
EDR (Taft Museum Project)
(LOC; Fifth Third Bank)	3.90	5/7/09	9,495,000 a	9,495,000
Lakewood,
Educational Facilities Revenue
(Saint Edward High School
Project) (LOC; Fifth Third
Bank)	2.30	5/7/09	1,050,000 a	1,050,000
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; National City
Bank)	1.43	5/7/09	2,080,000 a	2,080,000
Middletown,
Hospital Facilities Revenue
(Middletown Hospital Group)
(LOC; Lloyds TSB Bank PLC)	0.64	5/7/09	20,510,000 a,b	20,510,000
Montgomery County,
CP (Miami Valley Hospital)	0.85	5/8/09	10,000,000	10,000,000
Ohio Building Authority,
Revenue (Adult Correctional
Building Fund Projects)	5.50	10/1/09	1,550,000 d	1,597,911
Ohio Higher Educational
Facilities, Revenue
(Cedarville University
Project) (LOC; Key Bank)	1.40	5/7/09	5,100,000 a	5,100,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Bank of Nova
Scotia)	0.65	5/7/09	15,000,000 a	15,000,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Barclays Bank

PLC)	0.65	5/7/09	9,700,000 a	9,700,000

Oklahoma--1.4%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	1.88	6/1/09	7,655,000	7,655,000
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	2.75	5/17/09	20,000,000	20,000,000

Oregon--.1%
Oregon State Board of Education,
GO Notes	3.00	8/1/09	1,935,000 c	1,946,842

Pennsylvania--8.6%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue, Refunding (Longwood
at Oakmont, Inc.) (Liquidity
Facility; National City Bank)	1.00	5/1/09	7,120,000 a	7,120,000
Blair County Industrial
Development Authority, Revenue
(Hollidaysburg Area YMCA
Project) (LOC; Citizens Bank
of Pennsylvania)	3.25	5/7/09	3,320,000 a	3,320,000
Bucks County Industrial
Development Authority, HR
(Grand View Hospital) (LOC; TD
Banknorth NA)	0.46	5/7/09	9,000,000 a	9,000,000
Chartiers Valley Industrial and
Commercial Development
Authority, Revenue (Wesley
Hills Project) (LOC; Fifth
Third Bank)	2.30	5/7/09	6,145,000 a	6,145,000
Chester County Health and
Educational Facilities
Authority, Revenue (Tel Hai
Retirement Community Project)
(LOC; M&T Bank)	0.68	5/7/09	11,000,000 a	11,000,000

Authority, Revenue (Diakon
Lutheran Social Ministries
Project) (LOC; Wachovia Bank)	0.47	5/7/09	11,025,000 a	11,025,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	17,500,000 a	17,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.40	5/7/09	3,100,000 a	3,100,000
Haverford Township School
District, GO Notes (LOC; TD
Banknorth NA)	0.50	5/7/09	3,500,000 a	3,500,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	0.68	5/7/09	7,400,000 a	7,400,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton
Bank)	0.66	5/7/09	10,235,000 a	10,235,000
Lancaster Municipal Authority,
Revenue (Garden Spot Village
Project) (LOC; Fulton Bank)	0.97	5/7/09	7,385,000 a	7,385,000
Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	0.60	5/12/09	25,000,000	25,000,000
Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	0.55	5/14/09	4,000,000	4,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	0.72	5/7/09	16,000,000 a	16,000,000
Philadelphia Authority for
Industrial Development,
Revenue (Gift of Life Donor
Program Project) (LOC;
Commerce Bank NA)	0.53	5/7/09	8,000,000 a	8,000,000

Philadelphia Authority for
Industrial Development,
Revenue (The Pennsylvania
School for the Deaf) (LOC;
Citizens Bank of Pennsylvania)	3.25	5/7/09	2,400,000 a	2,400,000
Puttable Floating Option Tax
Exempt Receipts (Allegheny
County Airport Authority,
Airport Revenue (Pittsburgh
International Airport))
(Insured: Berkshire Hathaway
Assurance Corporation and
Liquidity Facility; Merrill
Lynch Capital Services)	0.59	5/7/09	10,000,000 a,b	10,000,000
University of Pittsburgh,
Higher Education Revenue, CP	0.60	6/10/09	10,000,000	10,000,000

South Dakota--.3%
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue (Liquidity
Facility; Citigroup)	1.18	5/7/09	5,965,000 a,b	5,965,000

Tennessee--1.5%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.49	5/7/09	10,000,000 a	10,000,000
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.51	5/7/09	4,100,000 a	4,100,000
Hendersonville Industrial
Development Board, Tax
Increment Revenue (LOC; Fifth
Third Bank)	3.90	5/7/09	7,500,000 a	7,500,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Health
Facilities Revenue, Refunding

(MUC-CI Homes, Inc. Project)
(LOC; Fifth Third Bank)	2.30	5/7/09	7,750,000 a	7,750,000

Texas--11.4%
Calhoun Port Authority,
Environmental Facilities
Revenue (Formosa Plastics
Corporation, Texas Project)
(LOC; Bank of America)	0.75	5/7/09	10,000,000 a	10,000,000
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.74	5/7/09	5,000,000 a,b	5,000,000
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries
Inc. Project) (LOC; Wachovia
Bank)	0.67	5/7/09	3,660,000 a	3,660,000
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (Liquidity
Facility: Compass Bank and
JPMorgan Chase Bank)	0.55	5/5/09	16,500,000	16,500,000
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (Liquidity
Facility: Compass Bank and
JPMorgan Chase Bank)	0.75	5/5/09	14,000,000	14,000,000
Harrison County Health Facilities
Development Corporation, HR
(Marshall Regional Medical
Center Project) (LOC; Amsouth
Bank)	0.93	5/7/09	12,115,000 a	12,115,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue (Motiva Enterprises
LLC Project)	1.00	5/7/09	13,000,000 a	13,000,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities

Revenue, Refunding (Motiva
Enterprises LLC Project)	1.00	5/1/09	6,900,000 a	6,900,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF AG)	0.80	7/8/09	10,000,000	10,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project)	0.55	5/7/09	10,000,000 a	10,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America and State Street Bank
and Trust Co.)	0.70	5/6/09	3,000,000	3,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank
of America and State Street
Bank and Trust Co.)	0.50	5/14/09	10,000,000	10,000,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.64	5/7/09	25,000,000 a	25,000,000
Texas Department of Housing and
Community Affairs, MFHR,
Refunding (Champions Crossing
Apartments) (Liquidity
Facility; FNMA and LOC; FNMA)	0.61	5/7/09	5,025,000 a	5,025,000
Texas Department of Housing and
Community Affairs, SFMR	0.53	5/7/09	30,000,000 a	30,000,000
University of Texas,
University Revenue, CP	0.45	5/11/09	15,000,000	15,000,000
University of Texas,
University Revenue, CP	0.45	5/19/09	15,000,000	15,000,000
University of Texas,
University Revenue, CP	0.65	6/4/09	17,885,000	17,885,000
Weslaco Health Facilities
Development Corporation, HR,
Refunding (Knapp Medical
Center Project) (LOC; Compass
Bank)	0.60	5/7/09	4,730,000 a	4,730,000

Utah--.5%
Utah Housing Corporation,
SFMR (LOC; Royal Bank of
Canada)	0.65	8/6/09	10,000,000	10,000,000

Vermont--.5%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; Calyon)	0.72	7/16/09	9,900,000	9,900,000

Virginia--2.6%
Lynchburg Industrial Development
Authority, HR (Centra Health)
(LOC; Branch Banking and Trust
Co.)	0.44	5/7/09	8,875,000 a	8,875,000
Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; M&T Bank)	0.73	5/7/09	13,520,000 a	13,520,000
Richmond,
CP (Liquidity Facility; Bank
of America)	0.60	6/17/09	14,000,000	14,000,000
Virginia Port Authority,
Subordinate Port Facilities
Revenue, BAN	3.00	7/1/09	15,000,000	15,025,802

Washington--.9%
Pierce County Economic Development
Corporation, Multi-Mode
Industrial Revenue (SeaTac
Packaging Project) (LOC; HSBC
Bank USA)	0.70	5/7/09	5,280,000 a	5,280,000
Tacoma Housing Authority,
Revenue (Crown Assisted Living
Project) (LOC; Key Bank)	1.50	5/7/09	600,000 a	600,000
Washington Economic Development
Finance Authority, SWDR
(CleanScapes, Inc. Project)
(LOC; Bank of the West)	0.57	5/7/09	7,895,000 a	7,895,000
Washington Housing Finance

Commission, Nonprofit Revenue
(Panorama Project) (LOC; Key
Bank)	1.20	5/7/09	4,000,000 a	4,000,000

West Virginia--.4%
West Virginia Hospital Finance
Authority, HR, Refunding (West
Virginia United Health System
Obligated Group) (LOC; Branch
Banking and Trust Co.)	0.46	5/7/09	7,600,000 a	7,600,000

Wisconsin--.8%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; Bank One)	0.65	5/7/09	6,460,000 a	6,460,000
Wisconsin School Districts,
COP, TRAN (Cash Flow
Management Program) (LOC; U.S.
Bank NA)	3.00	9/17/09	10,000,000	10,044,884

Total Investments (cost $2,035,183,601)			102.1%	2,035,183,601
Liabilities, Less Cash and Receivables			(2.1%)	(41,678,588)
Net Assets			100.0%	1,993,505,013

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to $154,910,000 or 7.8% of net assets.
c	Purchased on a delayed delivery basis.
d	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	2,035,183,601
Level 3 - Significant Unobservable Inputs	0
Total	2,035,183,601

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board members to represent the fair value of each fund’s investments.

The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015%, .022% and .023%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 17, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 17, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)